Summary of Significant Accounting Policies	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Summary of Significant Accounting Policies
Note 2 — Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed interim financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s amended Annual Report on Form
10-K/A
for the period ended December 31, 2020 filed with the SEC on May 13, 2021. The interim results for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the period ending December 31, 2021 or for any future periods.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies, including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of unaudited condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2021 and December 31, 2020.

Cash and Marketable Securities Held in Trust Account
At June 30, 2021 and December 31, 2020, the assets held in the Trust Account were held in mutual funds and cash, respectively.
Class A Ordinary shares subject to possible redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of June 30, 2021 and December 31, 2020, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s unaudited condensed balance sheets.
Offering Costs
Offering costs consist of underwriting, legal, accounting and other expenses incurred through the Initial Public Offering that are directly related to the Initial Public Offering. Offering costs amounting to $37,773,402 were charged to shareholders’ equity upon the completion of the Initial Public Offering. Offering costs allocated to the warrant liabilities amounted to $1,150,871, were expensed as of the date of the Initial Public Offering.
Warrant Liability
The Company accounts for the Warrants in accordance with the guidance contained in ASC
815-40
under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the statement of operations. The Public Warrants for periods where no observable traded price was available were valued using a barrier option simulation. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date. The fair value of the Private Warrants was determined using a Black-Scholes option pricing model.
Income Taxes
The Company accounts for income taxes under ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of June 30, 2021 and December 31, 2020, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.
Net Income (Loss) Per Ordinary Share
Net income (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The calculation of diluted loss per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, (ii) the exercise of the over-allotment option and (iii) Private Placement Warrants since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive. The warrants are exercisable to purchase 29,600,000 shares of Class A ordinary shares in the aggregate.
The Company’s statement of operations includes a presentation of income (loss) per share for ordinary shares subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income per share, basic and diluted, for Class A redeemable ordinary shares is calculated by dividing the interest income earned on the Trust Account, by the weighted average number of Class A redeemable ordinary shares outstanding since original issuance. Net loss per share, basic and diluted, for Class B non-redeemable
ordinary shares is calculated by dividing the net income (loss), adjusted for income attributable to Class A redeemable ordinary shares, by the weighted average number of Class B non-redeemable
ordinary shares outstanding for the period. Class B
non-redeemable
ordinary shares includes the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June, 30	Six Months Ended June 30,
	2021	2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares Interest Income earned on marketable securities held in Trust Account	$15,703	$21,942
Net Earnings	$15,703	$21,942

Denominator: Weighted Average Redeemable Class A Ordinary Shares Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000	69,000,000

Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$(17,630,095)	$142,994,465
Redeemable Net Earnings	(15,703)	(21,942)

Non-Redeemable Net Income (Loss)	$(17,645,798)	$142,972,523

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	17,250,000	17,250,000

Earnings (loss)/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.02)	$8.29

Note: As of June 30, 2021, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the shareholders.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued
at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
Recent Accounting Standards
In August 2020, the FASB issued ASU
No. 2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU
2020-06
removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU
2020-06
effective as of January 1, 2021. The adoption of ASU
2020-06
did not have an impact on the Company’s financial statements.
Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the Company’s unaudited condensed financial statements.

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies, including, but not limited to, not being required to comply with auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Cash Held in Trust Account
At December 31, 2020, the assets held in the Trust Account were held in cash.
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2020, Class A ordinary shares subject to possible redemption is presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.
Offering Costs
Offering costs consist of underwriting, legal, accounting and other expenses incurred through the Initial Public Offering that are directly related to the Initial Public Offering. Offering costs amounting to $37,773,402 were charged to shareholders’ equity upon the completion of the Initial Public Offering. Offering costs allocated to the warrant liabilities amounted to $1,150,871, are expensed and included in other expenses in the statement of operations.
Warrant Liability
The Company accounts for the Warrants in accordance with the guidance contained in ASC 815-40 under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjust the Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of operations. The Public Warrants for periods where no observable traded price was available are valued using a barrier option simulation. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date. The fair value of Private Warrants was determined using a Black-Scholes option pricing model.
Income Taxes
The Company accounts for income taxes under ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and a measurement attribute for the financial statement’s recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2020, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be a Cayman Islands exempted company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.
Net Loss Per Ordinary Share
Net loss per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The calculation of diluted loss per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, (ii) the exercise of the over-allotment option and (iii) Private Placement Warrants since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive. The warrants are exercisable to purchase 29,600,000 shares of Class A ordinary shares in the aggregate.
The Company’s statement of operations includes a presentation of income (loss) per share for ordinary shares subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income per share, basic and diluted, for Class A redeemable ordinary shares is calculated by dividing the interest income earned on the Trust Account, by the weighted average number of Class A redeemable ordinary shares outstanding since original issuance. Net loss per share, basic and diluted, for Class B non-redeemable
ordinary shares is calculated by dividing the net loss, adjusted for income attributable to Class A redeemable ordinary shares, by the weighted average number of Class B non-redeemable
ordinary shares outstanding for the period. Class B
non-redeemable
ordinary shares includes the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from July 3, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$—

Net Earnings	$—

Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00

Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(185,775,870)
Redeemable Net Earnings	$—

Non-Redeemable Net Loss	$(185,775,870)

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	16,748,571
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(11.09)

Note: As of December 31, 2020, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the shareholders.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximate the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the issuance date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the Company’s financial statements.

Cypress Holdings Inc And Subsidiaries [Member]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
—The accompanying condensed consolidated financial statements are prepared in accordance with US generally accepted accounting principles, or GAAP, and include the accounts of the Company and its wholly-owned subsidiaries and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The condensed consolidated financial statements include 100% of the accounts of wholly-owned and majority-owned subsidiaries and the ownership interest of the minority investor is recorded as a non-controlling
interest.
Use of Estimates
—The preparation of the condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts, and the disclosures of contingent amounts in the Company’s condensed consolidated financial statements and the accompanying notes. Although the Company regularly assesses these estimates, actual results could differ from those estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results could differ from management’s estimates if past experience or other assumptions are not substantially accurate. Significant estimates in these condensed consolidated financial statements include the estimation of contract transaction prices, the determination of the amortization period for contract assets, the valuation of goodwill and intangible assets and the estimates and assumptions associated with stock incentive plans and the fair value of common stock.
Cash and Cash Equivalents
—The Company considers all highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash and cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents. While the Company has deposits that exceed federally insured limits at financial institutions, the Company places its cash and cash equivalents in highly rated institutions. The Company has never experienced any losses related to these balances.
Foreign Currency
—The Company’s functional currency is the US dollar; however, for operations located in China, the functional currency is the local currency. Assets and liabilities of the foreign operations are translated to US dollars at exchange rates in effect at the condensed consolidated balance sheet date, while statement of operations accounts are translated to US dollars at the average exchange rates for the period. Translation gains and losses are recorded and remain as a component of accumulated other comprehensive loss in stockholders’ equity until transactions are settled or the foreign entity is sold or liquidated. Gains and losses resulting from transactions that are denominated in a currency that is not the functional currency are recorded to other income–net, in the condensed consolidated statements of operations and comprehensive income (loss).

Significant Customers and Concentration of Credit Risks
—The Company is potentially subject to concentration of credit risk primarily through its accounts receivable. The Company performs ongoing credit evaluations of its customers and maintains allowances for potential credit losses which, when realized, have been within the range of management’s expectations. The Company generally does not require collateral. Credit risk on accounts receivables is minimized as a result of the large and diverse nature of the Company’s customer base.
Significant customers are those that represent more than 10% of the Company’s total revenue or accounts receivable. For each significant customer, revenue as a percentage of total revenue is as follows:

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2021		2020		2021		2020
Customer A		*		*		*		*
Customer B		*	10%			*	11%

*	Below 10%
For each significant customer, accounts receivable as a percentage of net accounts receivable is as follows:

	June 30, 2021	December 31, 2020
Customer A	10%	12%
Customer B	13%		*

*	Below 10%
Revenue Recognition
— The Company’s revenue recognition policy follows guidance from Accounting Standards Codification (ASC) 606,
Revenue from Contracts with Customers.
The Company generates revenue from contracts that are generally billed either on a monthly subscription or transactional basis. Other revenue primarily consists of professional services revenue that is generally transaction-based (where a fee per transaction is charged). Revenues are recognized as control of these services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.
The Company determines revenue recognition based on the application of the following steps:

•	Identification of the contract, or contracts, with a customer

•	Identification of the performance obligation(s) in the contract

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligation(s) in the contract

•	Recognition of revenue when, or as a performance obligation is satisfied
Software Subscription Revenues
-Software services are hosted and provide customers with the right to use the hosted software over the contract period without taking possession of the software and are generally billed on either a monthly subscription or transactional basis. Revenues related to services billed on a subscription basis are recognized ratably over the contract period as this is the time period over which services are transferred to the customer, generally between three and five years.
Revenues from subscription services represent a stand-ready obligation to provide access to the Company’s platform. As each day of providing services is substantially the same and the customer simultaneously receives and consumes the benefits as access is provided, subscription arrangements include a series of distinct services. The Company may provide certain of its customers with implementation activities such as basic setup, installation and initial training that the Company must undertake to fulfill the contract. These are considered fulfillment activities that do not transfer the service to the customer.

For contracts with fixed and variable consideration, to the extent that customers’ usage exceeds the committed contracted amounts under their subscriptions, they are charged for their incremental usage. For such overage fees, the Company includes an estimate of the amount it expects to receive for the total transaction price if it is probable that a significant reversal of cumulative revenue recognized will not occur. Revenue recognized from overage fees was not material during the three and six months ended June 30, 2021 and 2020. When customers’ usage falls below the committed contracted amounts, the customer does not receive any credits or refunds for the shortfall.
For contracts where fees are solely based on transaction volume, the amount invoiced corresponds directly with the value provided to the customer, and revenue is recognized when invoiced using the as-invoiced
practical expedient.
Other Revenue
-Other revenues are recognized over time as the services are performed and consist of professional services and other non-software
services, including the Company’s First Party Clinical Services which was divested in December 2020 (see Note 25). Other revenues are generally invoiced monthly in arrears.
Revenues related to such services that are billed on a transactional basis are recognized when the transaction for the related service occurs. Transaction revenue is primarily comprised of fees for professional services applied to the volume of transactions. These are typically based on a per-unit
rate and are invoiced for the same period in which the transactions were processed and as the performance obligation is satisfied. For contracts with transaction fees, the amount invoiced corresponds directly with the value provided to the customer, and revenue is recognized when invoiced using the as-invoiced
practical expedient.
Contracts with Multiple Performance Obligations
-The Company’s contracts with customers can include access to different software applications such as CCC workflow, estimating, valuation and analytics, each of which is its own performance obligation. These additional services are either sold on a standalone basis or could be used on their own with readily available resources. For these contracts, the Company accounts for individual performance obligations separately, if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The standalone selling price for distinct performance obligations is generally based on directly observable pricing. In instances where standalone selling price is not directly observable, the Company determines standalone selling price based on overall pricing objectives, which take into consideration observable data, market conditions and entity-specific factors.
Disaggregation of Revenue-
The Company provides disaggregation of revenue based on type of service as it believes these categories best depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.
The following table summarizes revenue by type of service for the three and six months ended June 30 (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Software subscriptions	$159,841	$138,565	$311,865	$279,039
Other	6,948	12,151	12,713	30,885

Total revenues	$166,789	$150,716	$324,578	$309,924

Transaction Price Allocated to the Remaining Performance Obligations-
Remaining performance obligations represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2021, approximately $855 million of revenue is expected to be recognized from remaining performance obligations in the amount of approximately $398 million during the following twelve months, and approximately $457 million thereafter. The estimated revenues do not include unexercised contract renewals. The remaining performance obligations exclude future transaction revenue where revenue is recognized as the services are rendered and in the amount to which the Company has the right to invoice.
Contract Liabilities
-Contract liabilities consist of deferred revenue and include customer billings in advance of revenues being recognized from subscription contracts and professional services. Deferred revenue that is expected to be recognized during the succeeding twelve-month period is recorded as current, and the remaining portion is recorded as noncurrent and included within other liabilities on the condensed consolidated balance sheets.
Revenue recognized for the three months ended June 30, 2021 from amounts in deferred revenue as of March 31, 2021 was $26.4 million. Revenue recognized for the three months ended June 30, 2020 from amounts in deferred revenue as of March 31, 2020 was $24.4 million.
Revenue recognized for the six months ended June 30, 2021 from amounts in deferred revenue as of December 31, 2020 was $25.6 million. Revenue recognized for the six months ended June 30, 2020 from amounts in deferred revenue as of December 31, 2019 was $24.8 million
Costs to Obtain and Fulfill the Contract
-The Company defers costs that are considered to be incremental and recoverable costs of obtaining a contract with a customer, including sales commissions. Costs to fulfill contracts are capitalized when such costs are direct and related to implementation activities for hosted software solutions. Capitalized costs to obtain a contract and costs to fulfill a contract are generally amortized over a period between three and five years, which represents the expected period of benefit of these costs and corresponds to the contract period. In instances where the contract term is significantly less than three years, costs to fulfill are amortized over the contract term which the Company believes best reflects the period of benefit of these costs.
Cost of Revenues
—Cost of revenues is primarily composed of personnel costs and costs of external resources used in the delivery of services to customers, including software configuration, integration services, customer support activities, third party costs related to hosting the Company’s software for its customers, internal support of production infrastructure, information technology (“IT”) security costs, depreciation expense, cost of software production, and license and royalty fees paid to third parties. Cost of revenues also includes amortization of internal use software and acquired technologies.
Research and Development
—Research and development expenses consist primarily of personnel-related costs, including share-based compensation, and costs of external development resources involved in the engineering, design and development of new solutions, as well as expenses associated with significant ongoing improvements to existing solutions. Research and development expenses also include costs for certain information technology expenses. Research and development costs, other than software development costs qualifying for capitalization, are expensed as incurred.
Selling and Marketing
—Selling and marketing expenses consist primarily of personnel-related costs for our sales and marketing functions, including sales commissions and share-based compensation. Additional expenses include advertising costs, marketing costs and event costs, including the Company’s annual industry conference.
The Company expenses advertising and other promotional expenditures as incurred. Advertising expenses were $0.4 million and $0.5 million for the three months ended June 30, 2021, and 2020, respectively. Advertising expenses were $0.5 million and $0.8 million for the six months ended June 30, 2021, and 2020, respectively.
General and Administrative
—General and administrative expenses consist primarily of personnel-related costs, including share-based compensation, for our executive management and administrative employees, including finance and accounting, human resources, information technology, facilities and legal functions. Additional expenses include professional service fees, insurance premiums, and other corporate expenses that are not allocated to the above expense categories.

Amortization of Intangible Assets
—Amortization of intangible assets consists of the capitalized costs of intangible assets acquired in connection with the Company’s Acquisition in April 2017. These intangible assets are amortized on a straight-line basis over their estimated useful lives (Note 10).
Stock-Based Compensation
—The Company’s stock-based compensation plans are described in Note 19. The Company accounts for stock-based payment awards based on the grant date fair value. Stock-based payment awards that are settled in cash are accounted for as liabilities. The Company recognizes stock-based compensation expense for only the portion of options expected to vest, based on an estimated forfeiture rate.
The Company recognizes stock-based compensation expense for time-based awards on a straight-line basis over the requisite service period, which is generally the vesting period of the respective awards. Stock-based compensation expense for the performance-based awards with a market condition is not recognized until the performance condition is probable of occurring.
The fair value of the Company’s awards with only a time-based component is estimated using the Black Scholes option pricing model. The fair value of the Company’s performance-based awards with a market condition is estimated using the Monte Carlo simulation method. The assumptions utilized under these methods require judgments and estimates. Changes in these inputs and assumptions could affect the measurement of the estimated fair value of the related compensation expense of these stock-based payment awards.
Accounts Receivable—Net
—Accounts receivable, as presented in the condensed consolidated balance sheets, are net of customer sales allowances and doubtful accounts. The Company determines allowances for its sales reserves and doubtful accounts based on specific identification of customer accounts and historical experience to the remaining accounts receivable balance. The Company’s assessment of doubtful accounts includes using historical information and the probability of collection from customers. Doubtful accounts are charged to general and administrative expenses in the condensed consolidated statements of operations and comprehensive income (loss).
Software, Equipment, and Property—Net
—Software, equipment, and property are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed on a straight-line basis over the asset’s estimated useful lives, which are as follows:

Software, equipment, and property	Estimated Useful Life
Software and licenses	2-5 years
Computer equipment	3 years
Leasehold improvements	3-15 years
Furniture and other equipment	5 years
Database	25 years
Building	39 years
Land	Indefinite
Maintenance and repairs are expensed as incurred. Major betterments are capitalized.
Internal Use Software
—The Company capitalizes the direct costs incurred in developing or obtaining internal use software, including platform development, infrastructure and tools, as well as certain payroll and payroll-related costs of employees who are directly associated with internal use computer software projects. The amount of capitalized payroll costs with respect to these employees is limited to the time directly spent on such projects. The costs associated with preliminary project stage activities, training, maintenance, and all other post-implementation activities are expensed as incurred. Additionally, the Company expenses internal costs related to minor upgrades and enhancements as it is impractical to separate these costs from normal maintenance activities. Capitalized internal use software costs are recorded within software, equipment, and property on the Company’s condensed consolidated balance sheets.

Goodwill and Intangible Assets
— Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subjected to an annual impairment test as of September 30 of each fiscal year, or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. Testing goodwill and intangible assets for impairment involves comparing the fair value of the reporting unit or intangible asset to its carrying value. If the carrying amount of a reporting unit or intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to the excess, up to the carrying value of the goodwill or intangible asset. There were no events or changes in circumstances that indicated the carrying value may not be recoverable and no impairment charges were recognized during the three and six months ended June 30, 2021 and 2020.
Long-Lived Assets
—Long-lived assets, other than goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset or asset group to estimated undiscounted future cash flows expected to be generated by such assets. If the carrying amount of the assets exceeds their estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the assets exceeds their fair value. There were no events or changes in circumstances that indicated the carrying value may not be recoverable and no impairment charges were recognized during the three and six months ended June 30, 2021 and 2020.
Deferred Financing Costs
—Deferred financing costs are capitalized and amortized over the life of the underlying financing agreement (see Note 14).
Equity Method Investment
—The Company accounts for its 7% investment in a limited partnership using the equity method of accounting. Under the equity method of accounting, the investee’s accounts are not reflected within the Company’s condensed consolidated balance sheets and condensed consolidated statements of operations and comprehensive income (loss). The Company’s investment is initially recognized at cost and adjusted thereafter for the post acquisition changes in the Company’s share of the investee’s earnings.
The Company’s share of the investee’s earnings is reported within other income (loss) in the Company’s condensed consolidated statements of operations and comprehensive income (loss).
Fair Value of Financial Instruments and Fair Value Measurements
—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value.
Level
 1
—Valuations based on quoted prices for identical assets and liabilities in active markets.
Level
 2
—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level
 3
—Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.
The Company has interest rate swaps that are recognized as either assets or liabilities and are measured at fair value. The interest rate swaps are not designated as hedges and the gains and losses from changes in fair value are recognized in earnings in the period incurred. The carrying amounts reported in the condensed consolidated financial statements approximate the fair value for cash equivalents, trade accounts receivable, trade payables, and accrued expenses, due to their short-term nature.
Income Taxes
—Deferred income tax assets and liabilities are recognized for the expected future tax effects of temporary differences between the financial and income tax reporting basis of assets and liabilities using tax rates in effect for the years in which the differences are expected to reverse. Deferred income taxes relate to the timing of recognition of certain revenue and expense items, and the timing of the deductibility of certain reserves and accruals for income tax purposes that differs from the timing for financial reporting purposes. The Company establishes a tax valuation allowance to the extent that it is more likely than not that a deferred tax asset will not be realizable against future taxable income.
A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation process, based on its technical merits. Income tax positions must meet a more-likely-than-not
recognition threshold to be recognized.
Accrual for Self-Insurance Costs
—The Company maintains a self-insured group medical program. The program contains stop loss thresholds with amounts in excess of the self-insured levels fully insured by third-party insurers. Liabilities associated with this program are estimated in part by considering historical claims experience and medical cost trends.
Leases
—Effective January 1, 2021, the Company adopted Accounting Standards Update
2016-02
(ASU
2016-02)
which created a new topic, ASC 842 “Leases.”
In accordance with ASC 842, the Company, at the inception of the contract, determines whether a contract is or contains a lease. For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term. The Company is generally not able to readily determine the implicit rate in the lease and therefore uses the determined incremental borrowing rate at lease commencement to determine the present value of lease payments. The incremental borrowing rate represents an estimate of the market interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. Renewal options are not included in the measurement of the right of use assets and lease liabilities unless the Company is reasonably certain to exercise the optional renewal periods. Some leases also include early termination options, which can be exercised under specific conditions. Additionally, certain leases contain incentives, such as construction allowances from landlords. These incentives reduce the right-of-use
asset related to the lease.
Some of the Company’s leases contain rent escalations over the lease term. The Company recognizes expense for operating leases on a straight-line basis over the lease term. The Company’s lease agreements contain variable lease payments for increases in rental payment as a result of common area maintenance, utility, tax, and equipment maintenance charges. The Company has elected the practical expedient to combine lease and non-lease
components for all asset categories. Therefore, the lease payments used to measure the lease liability for these leases include fixed minimum rentals along with fixed non lease component charges. The Company does not have significant residual value guarantees or restrictive covenants in the lease portfolio.
For periods prior to the adoption of ASC 842, the Company recorded rent expense on a straight-line basis over the term of the related lease. The difference between the straight-line rent expense and the payments made in accordance with the operating lease agreements were recognized as a deferred rent liability within other liabilities on the accompanying condensed consolidated balance sheets.
Recently Adopted Accounting Pronouncements
—In February 2016, FASB issued Accounting Standards Update
2016-02
(ASU
2016-02)
which created a new topic, ASC 842 “Leases,” which requires companies to recognize on the consolidated balance sheet assets and liabilities for the rights and obligations created by the leases.
The Company adopted ASC 842 effective January 1, 2021 using the modified retrospective transition method as allowed under ASU
2018-11
which includes the ability to recognize the cumulative effect of the adoption being recorded as an adjusted to retained earnings on January 1, 2021. Prior period results will continue to be presented under ASC 840 as it was the accounting standards in effect for such periods. The Company elected to apply the package of practical expedients that allows entities to forgo reassessing at the transition date: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether unamortized initial direct costs for existing leases meet the definition of initial direct costs under the new guidance. The Company did not elect the hindsight practical expedient. The Company also elected to use the practical expedient that allows the combination of lease and non-lease
contract components in all of its underlying asset categories.
Due to the adoption of this guidance, the Company recognized operating right-of-use
assets and operating lease liabilities of $47.1 million and $53.0 million, respectively, as of the date of adoption. The difference between the right-of-use
assets and lease liabilities on the accompanying condensed consolidated balance sheet is primarily due to the accrual for lease payments as a result of straight-line lease expense and unamortized tenant incentive liability balances. The Company did not have any impact to opening retained earnings as a result of the adoption of the guidance. The adoption of this new guidance did not have a material impact on the Company’s results of operations and comprehensive income (loss), cash flows, liquidity, or the Company’s covenant compliance under its existing credit agreement.
As an “emerging growth company,” the Jumpstart Our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use the adoption dates applicable to private companies. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.
Recently Issued Accounting Pronouncements
—In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments
, and subsequent amendments to the initial guidance: ASU
2018-19,
ASU
2019-04,
ASU
2019-05,
and ASU
2020-03.
The guidance amends the current accounting guidance and requires the measurements of all expected losses based on historical experience, current conditions and reasonable and supportable forecasts. The new guidance replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance is effective for the Company on January 1, 2023 and early adoption is permitted. The Company is currently assessing the impact of this update on its condensed consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
 Reference
 Rate
 Reform
 (Topic 848): Facilitation of the Effects of Reference
 Rate
 Reform
 on Financial Reporting
 (“ASU
2020-04”),
and in January 2021 subsequently issued ASU
2021-01
(“ASU
2021-01”),
which refines the scope of Topic 848. These ASUs provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. Adoption of the expedients and exceptions is permitted upon issuance of ASU
2020-04
through December 31, 2022. The Company is evaluating the impact of the adoption of this guidance on its condensed consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
—The accompanying consolidated financial statements are prepared in accordance with US generally accepted accounting principles, or GAAP, and include the accounts of the Company and its wholly-owned subsidiaries and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The consolidated financial statements include 100% of the accounts of wholly-owned and majority-owned subsidiaries and the ownership interest of the minority investor is recorded as a non-controlling
interest.
Use of Estimates
—The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts, and the disclosures of contingent amounts in the
Company’s consolidated financial statements and the accompanying notes. Although the Company regularly assesses these estimates, actual results could differ from those estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results could differ from management’s estimates if past experience or other assumptions are not substantially accurate. Significant estimates in these consolidated financial statements include the estimation of contract transaction prices, the determination of the amortization period for contract assets, the valuation of goodwill and intangible assets and the estimates and assumptions associated with stock incentive plans and the fair value of common stock.
Cash and Cash Equivalents
—The Company considers all highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash and cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents. While the Company has deposits that exceed federally insured limits at financial institutions, the Company places its cash and cash equivalents in highly rated institutions. The Company has never experienced any losses related to these balances.
Foreign Currency
—The Company’s functional currency is the US dollar; however, for operations located in China, the functional currency is the local currency. Assets and liabilities of the foreign operations are translated to US dollars at exchange rates in effect at the consolidated balance sheet date, while statement of operations accounts are translated to US dollars at the average exchange rates for the period. Translation gains and losses are recorded and remain as a component of accumulated other comprehensive loss in stockholders’ equity until transactions are settled or the foreign entity is sold or liquidated. Gains and losses resulting from transactions that are denominated in a currency that is not the functional currency are recorded to other income–net, in the consolidated statements of operations and comprehensive loss.
Significant Customers and Concentration of Credit Risks
—The Company is potentially subject to concentration of credit risk primarily through its accounts receivable. The Company performs ongoing credit evaluations of its customers and maintains allowances for potential credit losses which, when realized, have been within the range of management’s expectations. The Company generally does not require collateral. Credit risk on accounts receivables is minimized as a result of the large and diverse nature of the Company’s customer base.
Significant customers are those that represent more than 10% of the Company’s total revenue or accounts receivable. For each significant customer, revenue as a percentage of total revenue and accounts receivable as a percentage of net accounts receivable are as follows:

	Revenue
	Year Ended December 31,
	2020	2019	2018
Customer A	*	12%	13%
Customer B	11%	11%	11%

	Accounts Receivable
	December 31,
	2020	2019
Customer A	12%	*
Customer B	*	14%

*	Below 10%
Revenue Recognition
— Effective January 1, 2019, the Company’s revenue recognition policy follows guidance from Accounting Standards Codification (ASC) 606,
Revenue from Contracts with Customers.
The Company generates revenue from contracts that are generally billed either on a monthly subscription or transactional basis. Other revenue primarily consists of professional services revenue that is generally transaction-based (where a fee per transaction is charged). Revenues are recognized as control of these services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.
The Company determines revenue recognition based on the application of the following steps:

•	Identification of the contract, or contracts, with a customer
•	Identification of the performance obligation(s) in the contract
•	Determination of the transaction price
•	Allocation of the transaction price to the performance obligation(s) in the contract
•	Recognition of revenue when, or as a performance obligation is satisfied
Software Subscription Revenues
-Software services are hosted and provide customers with the right to use the hosted software over the contract period without taking possession of the software and are generally billed on either a monthly subscription or transactional basis. Revenues related to services billed on a subscription basis are recognized ratably over the contract period as this is the time period over which services are transferred to the customer, generally between three and five years.
Revenues from subscription services represent a stand-ready obligation to provide access to the Company’s platform. As each day of providing services is substantially the same and the customer simultaneously receives and consumes the benefits as access is provided, subscription arrangements include a series of distinct services. The Company may provide certain of its customers with implementation activities such as basic setup, installation and initial training that the Company must undertake to fulfill the contract. These are considered fulfillment activities that do not transfer the service to the customer.
For contracts with fixed and variable consideration, to the extent that customers’ usage exceeds the committed contracted amounts under their subscriptions, they are charged for their incremental usage. For such overage fees, the Company includes an estimate of the amount it expects to receive for the total transaction price if it is probable that a significant reversal of cumulative revenue recognized will not occur. Revenue recognized from overage fees was not material during the years ended December 31, 2020, 2019 and 2018. When customers’ usage falls below the committed contracted amounts, the customer does not receive any credits or refunds for the shortfall.
For contracts where fees are solely based on transaction volume, the amount invoiced corresponds directly with the value provided to the customer, and revenue is recognized when invoiced using the as-invoiced
practical expedient.
Other Revenue
-Other revenues are recognized over time as the services are performed and consist of professional services and other non-software
services. Other revenues are generally invoiced monthly in arrears.
Revenues related to such services that are billed on a transactional basis are recognized when the transaction for the related service occurs. Transaction revenue is primarily comprised of fees for professional services applied to the volume of transactions. These are typically based on a per-unit
rate and are invoiced for the same period in which the transactions were processed and as the performance obligation is satisfied. For contracts with transaction fees, the amount invoiced corresponds directly with the value provided to the customer, and revenue is recognized when invoiced using the as-invoiced
practical expedient.
Contracts with Multiple Performance Obligations
-The Company’s contracts with customers can include access to different software applications such as CCC workflow, estimating, valuation and analytics, each of which is its own performance obligation. These additional services are either sold on a standalone basis or could be used on their own with readily available resources. For these contracts, the Company accounts for individual performance obligations separately, if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The standalone selling price for distinct performance obligations are generally based on directly observable pricing. In instances where standalone selling price is not directly observable, the Company determines standalone selling price based on overall pricing objectives, which take into consideration observable data, market conditions and entity-specific factors.
Disaggregation of Revenue-
The Company provides disaggregation of revenue based on type of service as it believes these categories best depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.
The following table summarizes revenue by type of service for the years ended December 31 (in thousands):

	2020	2019	2018
Software subscriptions	$573,608	$540,219	$492,553
Other	59,455	75,865	77,219

Total revenues	$633,063	$616,084	$569,772
Transaction Price Allocated to the Remaining Performance Obligations-
Remaining performance obligations represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2020, approximately $855 million of revenue is expected to be recognized from remaining performance obligations in the amount of approximately $405 million during the year ended December 31, 2021, and approximately $450 million thereafter. The estimated revenues do not include unexercised contract renewals. The remaining performance obligations exclude future transaction revenue where revenue is recognized as the services are rendered and in the amount to which the Company has the right to invoice.
Contract Liabilities
-Contract liabilities consist of deferred revenue and include customer billings in advance of revenues being recognized from subscription contracts and professional services. Deferred revenue that is expected to be recognized during the succeeding twelve-month period is recorded as current, and the remaining portion is recorded as noncurrent and included within other liabilities on the consolidated balance sheets. During the years ended December 31, 2020 and 2019, $25.1 million and $22.8 million, respectively, that was included in the deferred revenue balance at the beginning of each period was recognized as revenue.
Costs to Obtain and Fulfill the Contract
-The Company defers costs that are considered to be incremental and recoverable costs of obtaining a contract with a customer, including sales commissions. Costs to fulfill contracts are capitalized when such costs are direct and related to implementation activities for hosted software solutions. Capitalized costs to obtain a contract and costs to fulfill a contract are generally amortized over a period between three and five years, which represents the expected period of benefit of these costs and corresponds to the contract period. In instances where the contract term is significantly less than three years, costs to fulfill are amortized over the contract term which the Company believes best reflects the period of benefit of these costs.
ASC 605 Revenue Recognition-
Prior to the adoption of ASC 606 on January 1, 2019, the Company’s revenue recognition policy followed guidance from ASC 605,
Revenue Recognition,
and revenue was recognized pursuant to the following policy.
Revenues are recognized only after services are provided, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, and when collectability is probable. The Company generates revenue from subscription-based contracts that are billed either on a subscription or transactional basis.
Software subscription revenue is recognized ratably over the term of the arrangement, when installation commences and access has been made available to the customer. The customer does not have the contractual right to take possession of the software, and the items delivered at the outset of the contract (e.g., installation, training, etc.) do not have value to the customer without the hosted service and ongoing support and maintenance.
A transaction-based fee represents a payment for the right to use the software and access to the hosted database. The Company considers the fee to be fixed or determinable only at the time actual usage occurs, and, accordingly, the Company recognizes revenue at the time of actual usage.
Other revenue primarily consists of professional services revenue that is generally transaction-based (where a fee per transaction is charged).
Cost of Revenues
—Cost of revenues is primarily composed of personnel costs and costs of external resources used in the delivery of services to customers, including software configuration, integration services, customer support activities, third party costs related to hosting the Company’s software for its customers, internal support of production infrastructure, depreciation expense, cost of software production, and license and royalty fees paid to third parties. Cost of revenues also includes amortization of internal use software, acquired technologies, and impairment charges on acquired technologies.
Research and Development
—Research and development expenses consist primarily of personnel-related costs, including share-based compensation, and costs of external development resources involved in the engineering, design and development of new solutions, as well as expenses associated with significant ongoing improvements to existing solutions. Research and development expenses also include costs for certain information technology expenses. Research and development costs, other than software development costs qualifying for capitalization, are expensed as incurred.
Selling and Marketing
—Selling and marketing expenses consist primarily of personnel-related costs for our sales and marketing functions, including sales commissions and share-based compensation. Additional expenses include advertising costs, marketing costs and event costs, including the Company’s annual industry conference.
The Company expenses advertising and other promotional expenditures as incurred. Advertising expenses were $1.6 million, $1.3 million and $1.2 million for the years ended December 31, 2020, 2019 and 2018, respectively.
General and Administrative
—General and administrative expenses consist primarily of personnel-related costs, including share-based compensation, for our executive management and administrative employees, including finance and accounting, human resources, information technology, facilities and legal functions. Additional expenses include professional service fees, insurance premiums, and other corporate expenses that are not allocated to the above expense categories.
Amortization of Intangible Assets
—Amortization of intangible assets consists of the capitalized costs of intangible assets acquired in connection with the Company’s Acquisition in April 2017. These intangible assets are amortized on a straight-line basis over their estimated useful lives (Note 9).
Stock-Based Compensation
—The Company’s stock-based compensation plans are described in Note 17. The Company accounts for stock-based payment awards based on the grant date fair value. Stock-based payment awards that are settled in cash are accounted for as liabilities. The Company recognizes stock-based compensation expense for only the portion of options expected to vest, based on an estimated forfeiture rate.
The Company recognizes stock-based compensation expense for time-based awards on a straight-line basis over the requisite service period, which is generally the vesting period of the respective awards. Stock-based compensation expense for the performance-based and market-based options is not recognized until the performance condition is probable of occurring.
The fair value of the Company’s awards with only a time-based component is estimated using the Black Scholes option pricing model. The fair value of the Company’s performance-based and market-based awards is estimated using the Monte Carlo simulation method. The assumptions utilized under these methods require judgments and estimates. Changes in these inputs and assumptions could affect the measurement of the estimated fair value of the related compensation expense of these stock-based payment awards.
Accounts Receivable—Net
—Accounts receivable, as presented in the consolidated balance sheets, are net of customer sales allowances and doubtful accounts. The Company determines allowances for its sales reserves and doubtful accounts based on specific identification of customer accounts and historical experience to the remaining accounts receivable balance. The Company’s assessment of doubtful accounts includes using historical information and the probability of collection from customers. Doubtful accounts are charged to general and administrative expenses in the consolidated statements of operations and comprehensive loss.
Software, Equipment, and Property—Net
—Software, equipment, and property are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed on a straight-line basis over the asset’s estimated useful lives, which are as follows:

Software, equipment and property	Estimated Useful Life

Software and licenses	2-5 years
Computer equipment	3 years
Leasehold improvements	3-15 years
Furniture and other equipment	5 years
Database	25 years
Building	39 years
Land	Indefinite
Maintenance and repairs are expensed as incurred. Major renewals or betterments are capitalized.
Internal Use Software
—The Company capitalizes the direct costs incurred in developing or obtaining internal use software, including platform development, infrastructure and tools, as well as certain payroll and payroll-related costs of employees who are directly associated with internal use computer software projects. The amount of capitalized payroll costs with respect to these employees is limited to the time directly spent on such projects. The costs associated with preliminary project stage activities, training, maintenance, and all other post-implementation activities are expensed as incurred. Additionally, the Company expenses internal costs related to minor upgrades and enhancements as it is impractical to separate these costs from normal maintenance activities. Capitalized internal use software costs are recorded within software, equipment, and property on the Company’s consolidated balance sheets.
Goodwill and Intangible Assets
— Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subjected to an annual impairment test as of September 30 of each fiscal year, or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. Testing goodwill and intangible assets for impairment involves comparing the fair value of the reporting unit or intangible asset to its carrying value. If the carrying amount of a reporting unit or intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to the excess, up to the carrying value of the goodwill or intangible asset. The Company performed the impairment test of its reporting units for the years ended December 31, 2020, 2019 and 2018. For the year ended December 31, 2020, the Company determined no impairment existed. For the year ended December 31, 2019, the Company recognized a goodwill impairment charge of $25.8 million (Note 9). For the year ended December 31, 2018, the Company determined no impairment existed.
Long-Lived Assets
—Long-lived assets, other than goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset or asset group to estimated undiscounted future cash flows expected to be generated by such assets. If the carrying amount of the assets exceeds their estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the assets exceeds their fair value. No impairment charges were recognized during the year ended December 31, 2020. During the year ended December 31, 2019, the Company recognized an impairment charge of $181.3 million on its definite-lived intangible assets (Note 9). No impairment charges were recognized during the year ended December 31, 2018.
Deferred Financing Costs
—Deferred financing costs are capitalized and amortized over the life of the underlying financing agreement. See Note 12 Long-Term Debt for additional information.

Fair Value of Financial Instruments and Fair Value Measurements
—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value.
Level
 1
—Valuations based on quoted prices for identical assets and liabilities in active markets.
Level
 2
—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level
 3
—Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.
The Company has interest rate swaps that are recognized as either assets or liabilities and are measured at fair value. The interest rate swaps are not designated as hedges and the gains and losses from changes in fair value are recognized in earnings in the period incurred. The carrying amounts reported in the consolidated financial statements approximate the fair value for cash equivalents, trade accounts receivable, trade payables, and accrued expenses, due to their short-term nature.
Income Taxes
—Deferred income tax assets and liabilities are recognized for the expected future tax effects of temporary differences between the financial and income tax reporting basis of assets and liabilities using tax rates in effect for the years in which the differences are expected to reverse. Deferred income taxes relate to the timing of recognition of certain revenue and expense items, and the timing of the deductibility of certain reserves and accruals for income tax purposes that differs from the timing for financial reporting purposes. The Company establishes a tax valuation allowance to the extent that it is more likely than not that a deferred tax asset will not be realizable against future taxable income.
A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation process, based on its technical merits. Income tax positions must meet a more-likely-than-not
recognition threshold to be recognized.
Accrual for Self-Insurance Costs
—The Company maintains a self-insured group medical program. The program contains stop loss thresholds with amounts in excess of the self-insured levels fully insured by third-party insurers. Liabilities associated with this program are estimated in part by considering historical claims experience and medical cost trends.
Leases
—The Company is a lessee of facilities in the United States and China and certain equipment under non-cancelable
lease agreements. The Company categorizes leases at their inception as either operating or capital leases. For certain lease agreements, the Company may receive rent holidays and other incentives, including allowances for leasehold improvements. Future operating lease payments are recognized as rent expense on a straight-line basis without regard to deferred payment terms, such as rent holidays. Incentives received are treated as a reduction of rent expense over the term of the agreement. Leasehold improvements are capitalized at cost and amortized over the lesser of their estimated useful life or the term of the lease.
Recently Adopted Accounting Pronouncements
— As an “emerging growth company,” the Jumpstart Our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use the adoption dates applicable to private companies. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.
In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU
No. 2014-09
, Revenue from Contracts with Customers (Topic 606)
. This standard superseded the revenue recognition requirements in
ASC Topic 605,
Revenue Recognition (Topic 605)
and requires the recognition of revenue when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. Topic 606 also includes Subtopic
340-40,
Other Assets and Deferred Costs – Contracts with Customers,
which requires the deferral of incremental costs of obtaining a contract with a customer. This standard also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. The Company adopted ASU
2014-09
beginning on January 1, 2019 using the modified retrospective method and increased retained earnings by $11.9 million.
The adjustment primarily relates to deferred contract costs, including incremental employee sales commissions and costs associated with customer implementations of $15.0 million and $0.9 million, respectively, offset by a tax deferral of $4.0 million. Under Topic 605, these costs were recognized as expense when incurred. Under Topic 606, the cost of all incremental commissions and customer implementations are deferred and amortized on a straight-line basis over the contract period, generally between three and five years.
Prior year amounts have not been adjusted and continue to be reported in accordance with the Company’s historical accounting policies.
The impact of adoption to the consolidated balance sheet at December 31, 2019 was as follows (in thousands):

		Balances without
	As reported	adoption of Topic 606	Effect of adoption
Assets
Deferred contract costs	$10,807	$—	$10,807
Long-term deferred contract costs	12,463	—	12,463
Liabilities and stockholders’ equity
Deferred income taxes-net	333,472	327,572	5,900
Accumulated deficit	(112,494)	(129,864)	17,370
The impact of adoption to the December 31, 2019 consolidated statement of operations and comprehensive loss was as follows (in thousands, except per share data):

		Balances without
	As reported	adoption of Topic 606	Effect of adoption
Revenues	$616,084	$616,084	$—
Cost of revenues	191,868	192,286	(418)
Selling and marketing	82,109	88,912	(6,803)
Operating loss	(166,202)	(173,423)	7,221
Income tax benefit	67,293	69,040	(1,747)
Net loss	(210,340)	(215,814)	5,474
Net loss per share attributable to Class A and Class B common stockholders - basic and diluted	$(142.28)	$(145.98)	$3.70
The adoption of Topic 606 had no impact to cash from or used in operating, financing or investing activities within the consolidated statements of cash flows.
Recently Issued Accounting Pronouncements
—In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic
 842)
, authoritative guidance to change the criteria for recognizing leasing transactions. Under the n
e
w guidance, a lessee will be required to recognize a lease liability for all leases with a term greater than 12 months in the consolidated balance sheet. The guidance is effective for the Company beginning on January 1, 2022. The Company is currently assessing the impact of this update on its consolidated financial statements.

In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments
, and subsequent amendments to the initial guidance: ASU
2018-19,
ASU
2019-04,
ASU
2019-05,
and ASU
2020-03.
The guidance amends the current accounting guidance and requires the measurements of all expected losses based on historical experience, current conditions and reasonable and supportable forecasts. The new guidance replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance is effective for the Company on January 1, 2023 and early adoption is permitted. The Company is currently assessing the impact of this update on its consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
 Reference
 Rate
 Reform
 (Topic 848): Facilitation of the Effects of Reference
 Rate
 Reform
 on Financial Reporting
 (“ASU
2020-04”),
and in January 2021 subsequently issued ASU
2021-01
(“ASU
2021-01”),
which refines the scope of Topic 848. These ASUs provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. Adoption of the expedients and exceptions is permitted upon issuance of ASU
2020-04
through December 31, 2022. The Company is evaluating the impact of the adoption of this guidance on its consolidated financial statements.